Fair Value Measurements - Summary of Estimated Fair Value Assumptions (Details) - IPO - Black-Scholes Model	Nov. 07, 2023 USD ($)
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1,100
Weighted Average Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	553
Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0008
Expected Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.6588
Expected Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0